Accounts and Notes Receivable - Trade, Net (Schedule of Accounts and Notes Receivable) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts receivable-trade, net	[1]	$ 757	$ 746
VAT, GST and other taxes	[2]	68	62
Leases receivable-current		13	12
Other receivables	[3]	21	26
Total		$ 859	$ 846

[1]	Accounts receivable-trade is net of allowances of $4 and $4 as of December 31, 2015 and 2014, respectively. Allowances are equal to the estimated uncollectible amounts.
[2]	Value Added Tax (VAT) and Goods and Services Tax (GST).
[3]	Other receivables consist of notes receivable, advances and other deposits.